Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 25, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (22,438)	$ (56,500)	$ (109,550)	$ (78,938)	$ (68,292)
Denominator:
Weighted average number of shares outstanding, basic (in shares)			202,504	172,003	161,000
Effect of dilutive securities – Warrants (in shares)			0	0	0
Effect of dilutive securities – employee stock compensation award (in shares)			0	0	0
Diluted weighted-average shares outstanding (in shares)			202,504	172,003	161,000
Earnings per share
Basic (in dollars per share)			$ (0.54)	$ (0.46)	$ (0.42)
Net loss per share, diluted (in dollars per share)			$ (0.54)	$ (0.46)	$ (0.42)